RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended						9 Months Ended		12 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Apr. 30, 2017	Feb. 28, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Note payable and accrued interest - related party			$ 270,639						$ 270,639	$ 405,176
Interest rate									6.00%
Common stock to convert debt, Shares						200,000
Common stock to convert debt, Amount						$ 32,000
Common stock shares reserved for future issuance				750,000				750,000
Vest annually term									4 years
Purchase for stock option share				1,150,000
Warrant Exercise Price			$ 0.30						$ 0.30
Proceeds from related party notes							$ 26,125	$ 14,300	$ 92,600	$ 37,300
Employment Agreements [Member]
Terms of salaries agreements description									The terms of the agreements include base salaries of $51,667 per month in 2016 increasing to $66,667 per month in 2017.
Interest rate									6.00%
Principal Officers [Member]
Common stock to convert debt, Shares					1,100,562
Common stock to convert debt, Amount					$ 330,168
Common stock to convert debt, Per Share					$ 0.30
Chief Financial Officer [Member]
Bonus shares issued				250,000
Chief Technology Officer [Member]
Bonus shares issued				600,000
Employee stock ownership plan				250,000				250,000
Chief Revenue Officer [Member]
Employee stock ownership plan				500,000				500,000
Stock option grant share				1,000,000				1,000,000
Immediately vested share				375,000				375,000
Quartely vested share				625,000				625,000
Warrant Exercise Price				$ 0.35				$ 0.35
Warrant Contractual Term				4 years
Chief Executive Officer [Member]
Interest rate							6.00%
Working capital loan			$ 76,000						$ 76,000
Director [Member]
Stock option grant shares	250,000
Michael Brown [Member]
Note payable and accrued interest - related party							$ 89,521
Interest rate							6.00%
Common stock conversion price							$ 0.30
Garry Lowenthal [Member]
Note payable and accrued interest - related party							$ 133,843
Interest rate							6.00%
Common stock conversion price							$ 0.30
Software Developer [Member]
Purchase for stock option share			100,000
Stock option grant share				150,000				150,000
Warrant Exercise Price			$ 0.25	$ 0.20				$ 0.20	$ 0.25
Warrant Contractual Term			4 years	4 years					4 years
Chief Executive Officer [Member]
Interest rate		6.00%
Proceeds from related party notes		$ 26,125